Securities (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) security	Dec. 31, 2017 USD ($)
Securities [Abstract]
Debt securities in unrealized loss position in the less than twelve months category | security	43
Debt securities in unrealized loss position in the twelve months or more category | security	188
Impairment of investments	$ 0
Available-for-sale Securities Pledged as Collateral	193,918,000	$ 213,065,000
Gross realized gains	213,000	354,000
Gross realized losses	0	6,000
Proceeds from sales	$ 17,745,000	$ 15,612,000